6. OIL AND GAS PROPERTY INTERESTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property acquisition and lease payments	$ 2,695,469	$ 2,784,484
Geological and geophysical	342,519	346,991
Project management	880,202	939,085
Drilling	3,493,340	3,727,034
Assaying and analysis	93,762	100,034
Asset retirement obligations	113,550	121,145
Camp and field supplies	41,433	44,205
Travel and accommodation	124,573	3,727,034
Total expenditures	7,784,848	8,195,885
PeaceRiverProperty [Member]
Property acquisition and lease payments	2,656,418	2,742,821
Geological and geophysical	328,727	332,277
Project management	880,202	939,085
Drilling	3,493,340	3,727,034
Assaying and analysis	93,762	100,034
Asset retirement obligations	113,550	121,145
Camp and field supplies	41,433	44,205
Travel and accommodation	124,573	132,906
Total expenditures	7,732,005	8,139,508
DrownedProperty [Member]
Property acquisition and lease payments	39,051	41,663
Geological and geophysical	13,792	14,714
Project management
Drilling
Assaying and analysis
Asset retirement obligations
Camp and field supplies
Travel and accommodation
Total expenditures	$ 52,843	$ 56,378